Debentures	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Debentures Abstract [Abstract]
Disclosure Of Detailed Information About Debentures Explanatory

22. Debentures

Details of debentures as of December 31, 2018 and 2019, are as follows:

	Annual interest rate (%)	2018		2019[1]
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	1.74~5.86	￦	1,296,860	￦	1,458,551
Subordinated fixed rate debentures	2.96~4.35		3,437,729		3,386,590
Fixed rate debentures	1.35~3.79		42,203,545		39,171,514
Floating rate debentures	1.52~2.24		1,650,000		1,580,000

Sub-total			48,588,134		45,596,655

Fair value adjustments on fair value hedged debentures in Korean won			19,252		21,070
Less: Discount on debentures in Korean won			(33,445)		(30,029)

Sub-total			48,573,941		45,587,696

Debentures in foreign currencies
Floating rate debentures	2.26~2.84		1,791,868		2,227,607
Fixed rate debentures	1.60~4.50		2,951,251		3,094,196

Sub-total			4,743,119		5,321,803

Fair value adjustments on fair value hedged debentures in foreign currencies			(24,073)		41,406
Less: Discount on debentures in foreign currencies			(14,290)		(15,322)

Sub-total			4,704,756		5,347,887

Total		￦	53,278,697	￦	50,935,583

[1]	The significant benchmark interest rate indicators for the hedge relationship are LIBOR and CD rate, and the hedge accounting in Note 9 is directly affected by these amendments.

Changes in debentures based on face value for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Issues		Repayments		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	869,294	￦	3,662,797	￦	(3,235,231)	￦	—	￦	1,296,860
Subordinated fixed rate debentures		2,913,411		600,000		(75,682)		—		3,437,729
Fixed rate debentures		36,823,365		136,987,100		(131,606,920)		—		42,203,545
Floating rate debentures		728,000		1,160,000		(238,000)		—		1,650,000

Sub-total		41,334,070		142,409,897		(135,155,833)		—		48,588,134

Debentures in foreign currencies
Floating rate debentures		1,371,392		725,638		(384,230)		79,068		1,791,868
Fixed rate debentures		2,363,486		493,022		—		94,743		2,951,251

Sub-total		3,734,878		1,218,660		(384,230)		173,811		4,743,119

Total	￦	45,068,948	￦	143,628,557	￦	(135,540,063)	￦	173,811	￦	53,331,253

	2019
	Beginning		Issues		Repayments		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	1,296,860	￦	1,425,241	￦	(1,263,550)	￦	—	￦	1,458,551
Subordinated fixed rate debentures		3,437,729		—		(51,139)		—		3,386,590
Fixed rate debentures		42,203,545		90,534,800		(93,566,831)		—		39,171,514
Floating rate debentures		1,650,000		570,000		(640,000)		—		1,580,000

Sub-total		48,588,134		92,530,041		(95,521,520)		—		45,596,655

Debentures in foreign currencies
Floating rate debentures		1,791,868		532,380		(33,199)		(63,442)		2,227,607
Fixed rate debentures		2,951,251		595,490		(590,950)		138,405		3,094,196

Sub-total		4,743,119		1,127,870		(624,149)		74,963		5,321,803

Total	￦	53,331,253	￦	93,657,911	￦	(96,145,669)	￦	74,963	￦	50,918,458